HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. At September 30, 2021 and December 31, 2020, Sanovas Ophthalmology owns a majority of the outstanding stock of the Company. During the nine months ended September 30, 2021 and 2020, substantially all of the operations of the Company were conducted by Sanovas, who invoices the Company for reimbursement for services and costs performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat optical disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

In October 2021, the Company filed a registration on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission pursuant to which it registered for resale shares of common stock, including shares of common stock issuable upon exercise of outstanding options and warrants. The Company did not raise any cash from the resale of the securities offered by the Registration Statement, and accordingly, the previously deferred offering costs were applied against the proceeds of the shares of common stock sold from 2019 through September 30, 2021 pursuant to the Company’s previous private offering of securities.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company shall issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys shall grant the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, approval of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company shall enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product.

Liquidity and Going Concern

The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. Sanovas has paid most of the Company’s operating expenses through September 2021.

The Company commenced private offerings of shares of its common stock raising gross proceeds of approximately $1,395,000 in the year ended December 31, 2020, and $851,000 for the nine months ended September 30, 2021 - See Note D. The Company also issued shares of its common stock to offset amounts due to Sanovas for payment of bills on behalf of the Company of $390,358 in June 2021 and $358,126 in July 2020, respectively.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN - continued

The Company will seek to raise substantial funds through the sale of common stock, through debt financing and/or through establishing strategic collaboration agreements. In February 2020, the Company entered into an agreement with an investment banker to support fundraising or strategic transactions. This agreement was terminated in March 2021. In February 2021, the Company entered into a new agreement with an investment banker to raise funds for the Company. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. As of the date of this report, the Company does not have adequate resources to fund its operations through September 2022 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology LLC, a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. At December 31, 2020 and 2019, Sanovas Ophthalmology LLC (“Sanovas Ophthalmology”) owns a majority of the outstanding stock of the Company. Through December 31, 2018, the Company was largely inactive. During the years ended December 31, 2020 and 2019, substantially all of the operations of the Company were conducted by Sanovas, who invoices the Company for reimbursement for services and costs performed on behalf of the Company.

RetinalGenix Technologies Inc. was formed to develop technologies to diagnose and treat optical disorders. The Company may license technology initially developed by Sanovas, depending on negotiation and execution of a technology license or it may develop/license technologies from other parties. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company shall issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys shall grant the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, clearance of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company shall enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product.

Liquidity and Going Concern

The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the licensed technology. Sanovas has paid most of the Company’s operating expenses through December 2020.

The Company commenced a private offering of shares of its common stock in November 2019 raising approximately $185,000 in 2019 and $1,395,000 in 2020, which private offering continued into 2021 (See Notes D and H). The Company also received a capital contribution of approximately $350,000 from Sanovas in 2019, and also issued common stock to Sanovas Ophthalmology to offset amounts due to Sanovas for payment of bills on behalf of the Company of approximately $358,000 and $266,000 during the years ended December 31, 2020 and 2019, respectively (See Note C).

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN - continued

The Company will seek to raise substantial funds through the sale of common stock, through debt financing or through establishing strategic collaboration agreements. In February 2020, the Company entered into an agreement with an investment banker to support fundraising or strategic transactions. This agreement was terminated in March 2021. In February 2021, the Company entered into a new agreement with an investment banker to raise funding for the Company. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. As of the date of this report, the Company does not have adequate resources to fund its operations through May 2022 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.